November 21, 2017

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549 Attention: Office of Filings, Information & Customer Service

Re:	Barings Funds Trust (the “Registrant”)

File Nos.: 333-188840, 811-22845

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Registrant this letter. Attached is an exhibit containing in interactive data format the risk/return summary information with respect to Barings U.S. High Yield Fund, a series of the Registrant, that appears in the definitive form of the Prospectus for the Registrant filed pursuant to Rule 497(c) under the 1933 Act on November 3, 2017 (Accession # 0001144204-17-056080).

If you have any questions, please contact me at (617) 761-3808.

Very truly yours,

By: /s/ Janice M. Bishop
Name: Janice M. Bishop
Title: Secretary and Chief Legal Officer of Barings Funds Trust